Taxation, Deferred Tax (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Deferred Tax [Abstract]
Foreign exchange gain/loss	$ (1,326)	$ (1,406)	$ (1,368)
Losses available for offsetting against future taxable income	1,326	1,406	1,368
Net deferred tax assets	0	0	0
Increase (decrease) in deferred tax	$ 48,700	$ 45,900	$ 40,500